ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 699,555	$ 432,309
Less: Allowance for doubtful accounts	0	0
Total	$ 699,555	$ 432,309